Income taxes - Reconciliation of the differences between PRC statutory income tax rate and the Group's effective income tax rates (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Statutory tax rate	25.00%	25.00%	25.00%
Effect of preferential tax rate		(7.00%)	(4.00%)
Effect of different tax jurisdiction	1.00%	(4.00%)	(2.00%)
Change in tax rate		(4.00%)	(18.00%)
Prior year return-to-provision true up		0.00%	2.00%
Non-deductible expenses and non-taxable income		(1.00%)	(4.00%)
Research and development expenses additional deduction	4.00%	5.00%	6.00%
Change in valuation allowance		(14.00%)	(5.00%)
Actual income tax expense	(2.00%)	0.00%	0.00%